Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 208,086	€ 225,655
Interbank balances (w/o central banks)	[1]	10,872	9,265
Central bank funds sold and securities purchased under resale agreements	[1]	7,725	9,971
Securities borrowed	[1]	916	16,732
Loans	[1]	390,965	401,699
Securities held to maturity	[1]	0	3,170
Other financial assets	[1]	114,319	88,936
Financial liabilities:
Deposits	[1]	558,486	581,873
Central bank funds purchased and securities sold under repurchase agreements	[1]	14,310	18,105
Securities loaned	[1]	6,486	6,688
Other short-term borrowings	[1]	17,693	18,411
Other financial liabilities	[1]	134,593	117,366
Long-term debt	[1]	157,553	159,715
Trust preferred securities	[1]	3,143	5,491
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	208,086	225,655
Interbank balances (w/o central banks)	[1]	10,872	9,265
Central bank funds sold and securities purchased under resale agreements	[1]	7,727	9,973
Securities borrowed	[1]	916	16,732
Loans	[1]	389,910	403,842
Securities held to maturity	[1]	0	3,238
Other financial assets	[1]	114,474	88,939
Financial liabilities:
Deposits	[1]	558,902	582,006
Central bank funds purchased and securities sold under repurchase agreements	[1]	14,309	18,103
Securities loaned	[1]	6,486	6,688
Other short-term borrowings	[1]	17,692	18,412
Other financial liabilities	[1]	134,593	117,366
Long-term debt	[1]	156,566	161,829
Trust preferred securities	[1]	€ 3,265	€ 5,920

[1]	Amounts generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates of the Groups Annual Report 2017.